AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Information Technology – 23.2%
Communications Equipment – 1.1%
Ciena Corp.(a)	628,317	$28,927,715

Electronic Equipment, Instruments & Components – 3.9%
Littelfuse, Inc.	141,749	34,337,278
Novanta, Inc.(a)	274,163	41,903,073
Shoals Technologies Group, Inc. - Class A(a)	1,412,416	29,505,370

		105,745,721

IT Services – 0.7%
DigitalOcean Holdings, Inc.(a) (b)	602,145	18,991,653

Semiconductors & Semiconductor Equipment – 5.2%
Lattice Semiconductor Corp.(a)	501,142	39,941,017
MACOM Technology Solutions Holdings, Inc.(a) (b)	493,111	28,768,096
Monolithic Power Systems, Inc.	52,546	24,274,676
ON Semiconductor Corp.(a)	93,259	6,710,918
Universal Display Corp.	326,535	43,579,361

		143,274,068

Software – 12.3%
Fair Isaac Corp.(a)	90,541	65,909,321
Five9, Inc.(a)	495,039	32,098,329
Freshworks, Inc. - Class A(a)	1,705,493	22,785,387
HubSpot, Inc.(a)	89,551	37,696,493
Manhattan Associates, Inc.(a)	309,297	51,244,327
Monday.com Ltd.(a) (b)	216,496	26,395,192
PTC, Inc.(a)	473,465	59,557,162
Smartsheet, Inc. - Class A(a)	945,630	38,647,898

		334,334,109

		631,273,266

Industrials – 20.7%
Aerospace & Defense – 5.8%
Axon Enterprise, Inc.(a)	224,164	47,233,596
Curtiss-Wright Corp.	206,353	35,044,930
Hexcel Corp.	502,895	36,248,672
Howmet Aerospace, Inc.	930,092	41,193,775

		159,720,973

Building Products – 2.5%
Builders FirstSource, Inc.(a)	320,497	30,373,501
Carlisle Cos., Inc.	173,133	37,370,758

		67,744,259

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.	318,485	44,068,769

Ground Transportation – 3.1%
Saia, Inc.(a) (b)	166,092	49,457,215

Company	Shares	U.S. $ Value
TFI International, Inc.(b)	329,161	$35,483,556

		84,940,771

Machinery – 4.6%
IDEX Corp.	110,119	22,719,752
Ingersoll Rand, Inc.	584,872	33,349,401
ITT, Inc.	405,658	34,253,762
Middleby Corp. (The)(a)	245,810	34,629,713

		124,952,628

Professional Services – 1.5%
FTI Consulting, Inc.(a)	224,873	40,589,576

Trading Companies & Distributors – 1.6%
SiteOne Landscape Supply, Inc.(a) (b)	288,533	42,627,865

		564,644,841

Health Care – 19.6%
Biotechnology – 8.7%
Arcus Biosciences, Inc.(a)	481,558	8,595,810
Ascendis Pharma A/S (ADR)(a)	128,299	8,975,798
Blueprint Medicines Corp.(a)	340,576	17,386,405
Coherus Biosciences, Inc.(a) (b)	1,296,872	9,376,385
Intellia Therapeutics, Inc.(a)	343,648	12,972,712
IVERIC bio, Inc.(a)	801,245	26,352,948
Karuna Therapeutics, Inc.(a)	116,145	23,047,814
Legend Biotech Corp. (ADR)(a)	292,601	20,104,615
Madrigal Pharmaceuticals, Inc.(a)	17,213	5,370,456
Natera, Inc.(a)	711,120	36,068,006
Sarepta Therapeutics, Inc.(a)	220,649	27,089,078
Ultragenyx Pharmaceutical, Inc.(a)	345,465	15,086,456
Vaxcyte, Inc.(a)	316,061	13,536,893
Vir Biotechnology, Inc.(a)	533,028	13,405,654

		237,369,030

Health Care Equipment & Supplies – 6.0%
AtriCure, Inc.(a)	715,107	31,457,557
Insulet Corp.(a)	80,770	25,688,091
iRhythm Technologies, Inc.(a)	235,667	30,966,643
Lantheus Holdings, Inc.(a)	584,633	49,956,890
Silk Road Medical, Inc.(a) (b)	557,307	24,532,654

		162,601,835

Health Care Providers & Services – 1.7%
Guardant Health, Inc.(a)	794,624	17,926,717
Inari Medical, Inc.(a)	441,757	29,341,500

		47,268,217

Life Sciences Tools & Services – 1.8%
ICON PLC(a)	76,968	14,830,964

Company	Shares	U.S. $ Value
Repligen Corp.(a)	224,167	$33,990,442

		48,821,406

Pharmaceuticals – 1.4%
Intra-Cellular Therapies, Inc.(a)	378,684	23,535,211
Revance Therapeutics, Inc.(a)	454,505	14,466,894

		38,002,105

		534,062,593

Consumer Discretionary – 15.4%
Broadline Retail – 1.7%
Driven Brands Holdings, Inc.(a)	1,469,628	45,117,580

Distributors – 1.4%
Pool Corp.	111,326	39,111,050

Hotels, Restaurants & Leisure – 5.1%
Planet Fitness, Inc. - Class A(a)	599,002	49,801,026
Vail Resorts, Inc.	165,287	39,754,829
Wingstop, Inc.	242,513	48,529,277

		138,085,132

Household Durables – 1.4%
NVR, Inc.(a)	6,466	37,761,440

Specialty Retail – 5.8%
Burlington Stores, Inc.(a)	191,456	36,914,631
Dynatrace, Inc.(a)	983,219	41,570,499
Five Below, Inc.(a)	280,074	55,275,405
Lithia Motors, Inc.	112,102	24,762,211

		158,522,746

		418,597,948

Financials – 7.4%
Capital Markets – 2.7%
Ares Management Corp. - Class A	293,491	25,706,877
MarketAxess Holdings, Inc.	47,917	15,255,335
PJT Partners, Inc. - Class A	459,615	31,607,724

		72,569,936

Financial Services – 2.8%
Flywire Corp.(a)	1,381,326	40,293,279
Shift4 Payments, Inc. - Class A(a) (b)	550,385	37,299,592

		77,592,871

Insurance – 1.9%
Kinsale Capital Group, Inc.(b)	159,127	51,988,382

		202,151,189

Energy – 5.1%
Energy Equipment & Services – 1.6%
Cactus, Inc. - Class A	515,578	20,870,598

Company	Shares	U.S. $ Value
NOV, Inc.	1,362,708	$22,825,359

		43,695,957

Oil, Gas & Consumable Fuels – 3.5%
Matador Resources Co.	651,875	31,961,431
Permian Resources Corp.	2,220,420	23,203,389
Southwestern Energy Co.(a)	3,481,207	18,067,464
Targa Resources Corp.	298,958	22,580,298

		95,812,582

		139,508,539

Consumer Staples – 2.9%
Consumer Staples Distribution & Retail – 1.6%
Grocery Outlet Holding Corp.(a)	1,449,693	43,171,857

Food Products – 1.3%
Freshpet, Inc.(a)	523,833	36,128,762

		79,300,619

Materials – 1.4%
Chemicals – 1.4%
FMC Corp.	310,936	38,425,471

Total Common Stocks (cost $2,378,454,607)		2,607,964,466

INVESTMENT COMPANIES – 1.3%
Funds and Investment Trusts – 1.3%
iShares Russell 2000 Growth ETF(b) (c) (cost $29,350,976)	157,002	35,199,848

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(c) (d) (e) (cost $78,110,933)	78,110,933	78,110,933

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,485,916,516)		2,721,275,247

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(c) (d) (e) (cost $20,286,686)	20,286,686	20,286,686

U.S. $ Value

Total Investments – 100.6% (cost $2,506,203,202)(f)	$ 2,741,561,933
Other assets less liabilities – (0.6)%	(16,406,687)

Net Assets – 100.0%	$ 2,725,155,246

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of April 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $415,067,896 and gross unrealized depreciation of investments was $(179,709,165), resulting in net unrealized appreciation of $235,358,731.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,607,964,466	$—	$—	$2,607,964,466
Investment Companies	35,199,848	—	—	35,199,848
Short-Term Investments	78,110,933	—	—	78,110,933
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,286,686	—	—	20,286,686

Total Investments in Securities	2,741,561,933	—	—	2,741,561,933
Other Financial Instruments(b)	—	—	—	—

Total	$2,741,561,933	$—	$—	$2,741,561,933

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2023 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$86,546	$530,314	$538,749	$78,111	$1,366
Government Money Market Portfolio*	74,220	510,538	564,471	20,287	781
Total	$160,766	$1,040,852	$1,103,220	$98,398	$2,147

*	Investments of cash collateral for securities lending transactions